Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2020
Allowance for Credit Losses [Abstract]
Allowance for Credit Losses [text block table]

Development of allowance for credit losses for financial assets at amortized cost

	Six months ended Jun 30, 2020
	Allowance for credit losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business	108	401	668	71	1,248
Transfers due to changes in creditworthiness	39	(93)	54	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(280)	0	(280)
Recovery of written off amounts	0	0	23	0	23
Foreign exchange and other changes	(14)	(5)	(43)	14	(47)
Balance, end of reporting period	683	796	3,438	121	5,037

Provision for credit losses excluding country risk¹,4	148	308	722	71	1,248

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2020.

[4] Credit Loss Provision does include € 42 million reimbursement gain as of June 30, 2020.

	Six months ended Jun 30, 2019
	Allowance for credit losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(13)	110	171	23	291
Transfers due to changes in creditworthiness	64	(69)	5	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(463)	0	(463)
Recovery of written off amounts	0	0	41	0	41
Foreign exchange and other changes	(4)	(8)	(5)	12	(5)
Balance, end of reporting period	556	534	2,996	37	4,123

Provision for credit losses excluding country risk¹	52	41	176	23	291

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2] This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of June 30, 2019.

Allowance for Off-Balance Sheet Positions [text block table]

Development of allowance for credit losses for off-balance sheet positions

	Six months ended Jun 30, 2020
	Allowance for credit losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	1	33	2	0	35
Transfers due to changes in creditworthiness	(2)	0	1	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	7	8	11	0	26
Balance, end of reporting period	134	89	180	0	403

Provision for credit losses excluding country risk¹	(1)	33	4	0	35

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2020.

	Six months ended Jun 30, 2019
	Allowance for credit losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	2	6	3	0	12
Transfers due to changes in creditworthiness	4	(7)	3	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	0	0	(0)	0	1
Balance, end of reporting period	139	73	90	0	301

Provision for credit losses excluding country risk¹	6	(0)	5	0	12

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2019.

Allowances - IFRS 9 Impairment Approach Forward Looking Information

IFRS 9 - Forward Looking Information applied for the second quarter 2020

	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)	Year 3 (4 quarter avg)
Credit - ITX Europe 125	74.90	−	−
FX - EUR/USD	1.12	−	−
GDP - Eurozone	(7.80) %	6.54%	1.80%
GDP - Germany	(6.58) %	5.91%	1.87%
GDP - Italy	(9.57) %	7.34%	1.60%
GDP - USA	(5.02) %	6.03%	2.65%
Rate - US Treasury 2y	0.18%	-	-
Unemployment - Eurozone	10.05%	9.11%	8.63%
Unemployment - Germany	4.22%	4.00%	3.94%
Unemployment - Italy	12.08%	11.32%	10.45%
Unemployment - Spain	19.62%	16.35%	14.47%
Unemployment - USA	10.55%	7.19%	6.18%